SCHEDULE OF INCOME TAX EXPENSE/(BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State
Total current
Federal	(1,853,757)	(1,853,757)
State	(189,451)	(189,451)
Total deferred	(2,043,708)	(2,043,708)
Change in valuation allowance	2,043,708	2,043,708
Total income tax expense/(benefit)